Related Party Balances and Transactions (Details) - Schedule of Related Party Transaction - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Repayment of borrowings from related party		¥ (12,610)		¥ (13,000)
Fanhua Group [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		55,251	¥ 59,932
Mr. Lei Zhang [Member]
Related Party Transaction [Line Items]
Repayment of borrowings from related party	[1]			(15,000)
Fanhua Group [Member]
Related Party Transaction [Line Items]
Repayment of borrowings from related party	[2]	¥ (12,610)		¥ (13,000)

[1]	For the years ended December 31, 2021, the Group was granted an RMB10.0 million credit facility from Bank of Nanjing that expired on April 22, 2021 to support its operations, which was guaranteed by Cheche Insurance and Mr. Lei Zhang. Please see Note 10(1) for additional details.
[2]	Corporate borrowings from Fanhua Group